THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
FOREIGN CORPORATE OBLIGATIONS (29.0%)
ARGENTINA (8.2%)
$  750,000    Banco Hipotecario SA, (144A), 10.000% due
                04/17/03.......................................     B1/BB-     $   691,650
   500,000    CIA Radiocomunic Moviles (144A), 9.250% due
                05/08/08(s)....................................    B1/BBB-         442,500
   500,000    CSN Iron SA, 9.125% due 06/01/07.................     B2/BB-         402,500
                                                                               -----------
                                                                                 1,536,650
                                                                               -----------

BRAZIL (10.3%)
   850,000    Banco Nacional De Desenvolvi, 12.193% due
                06/16/08(s)....................................     B2/B+          760,750
   500,000    Globo Communicacoes Participacoes, 10.625% due
                12/05/08.......................................     B2/B+          401,250
 1,000,000    Trikem SA, (144A), 10.625% due 07/24/07..........     B+/BB-         752,500
                                                                               -----------
                                                                                 1,914,500
                                                                               -----------

MAURITIUS (1.3%)
   340,000    Indah Kiat, 10.000% due 07/01/07.................   Caa1/CCC+        234,600
                                                                               -----------

MEXICO (9.2%)
   500,000    Bancomext Trust Division, (144A), 11.250% due
                05/30/06.......................................    Ba1/BB/         520,000
   490,000    Grupo Televisa SA, 0.000% due 05/15/08(v)(s).....     Ba2/BB         450,800
   850,000    Petroleos Mexicanos, 9.250% due 03/30/18.........     Ba1/BB         756,500
                                                                               -----------
                                                                                 1,727,300
                                                                               -----------
                  TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                    $5,469,139)................................                  5,413,050
                                                                               -----------

SOVEREIGN BONDS (66.6%)
ARGENTINA (16.1%)
   200,000    Republic of Argentina Global Bonds, Series XW,
                11.000% due 12/04/05...........................     B1/BB          190,500
   730,400    Republic of Argentina, Series FRB, 6.813% due
                03/31/05(v)....................................     B1/BB          656,995
 1,131,174    Republic of Argentina - Bocon, Series PRO1,
                3.114% due 04/01/07(v).........................    B1/BBB-         796,447
   183,413    Republic of Argentina Bocon, Series Pre-4, 6.500%
                due 09/01/02(v)................................     B1/NR          173,615
   350,000    Republic of Argentina Bonds Del Tesoro, Series
                BT06, 11.250% due 05/24/04.....................     NR/NR          335,300
   205,000    Republic of Argentina Discount Bonds, Series
                L-GL, 6.875% due 03/31/23(v)...................     B1/BB          158,619
   240,000    Republic of Argentina Global Bonds, 9.750% due
                09/19/27.......................................     B1/BB          205,800
   100,000    Republic of Argentina Global Bonds, 11.750% due
                04/07/09.......................................     B1/BB           97,000
   250,000    Republic of Argentina Global Bonds, Series BGL5,
                11.375% due 01/30/17(s)........................     B1/BB          238,250
   250,000    Republic of Argentina Par Bonds, Series L-GP,
                6.000% due 03/31/23(v).........................     B1/BB          160,312
                                                                               -----------
                                                                                 3,012,838
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
BRAZIL (17.2%)
$  450,000    Republic of Brazil Discount Bonds, Series 30 Year
                ZL, 6.938% due 04/15/24(v).....................     B2/B+      $   331,875
 1,043,361    Republic of Brazil C Bonds, Series 20 Year,
                8.000% due 04/15/14(s).........................     B2/B+          727,744
   685,000    Republic of Brazil DCB, Series 18 Year, 7.000%
                due 04/15/12(v)(s).............................     B2/B+          479,500
   130,000    Republic of Brazil DCB, Series RG, 7.000% due
                04/15/12(v)....................................     B2/B+           91,000
   550,000    Republic of Brazil Discount Bonds, Series 30
                Year-ZU, 6.938%(v).............................     B2/B+          338,250
   270,000    Republic of Brazil Global Bonds, 10.125% due
                05/15/27.......................................     B2/B+          210,600
   200,000    Republic of Brazil Global Bonds, 12.750% due
                01/15/20.......................................     B2/B+          190,000
   150,000    Republic of Brazil Global Bonds, 14.500% due
                10/15/09(s)....................................     B2/B+          156,750
     9,000    Republic of Brazil Global Bonds, 14.500% due
                10/15/09.......................................     B2/B+            9,405
   295,000    Republic of Brazil NMB, Series 15 Year, 7.000%
                due 04/15/09(v)................................     B2/B+          230,469
   531,100    Republic of Brazil, Series EI-L, 6.938% due
                04/15/06(v)(s).................................     B2/B+          454,090
                                                                               -----------
                                                                                 3,219,683
                                                                               -----------

BULGARIA (1.6%)
   140,000    Republic of Bulgaria Discount Bonds, Series A,
                7.063% due 07/28/24(v).........................     B2/NR          110,250
    90,000    Republic of Bulgaria Global FLIRB, Series A,
                2.750% due 07/28/12(v).........................     B2/NR           64,125
   150,000    Republic of Bulgaria IAB, PDI, 7.063% due
                07/28/11(v)(s).................................     B2/NR          118,125
                                                                               -----------
                                                                                   292,500
                                                                               -----------

COLOMBIA (0.9%)
    70,000    Republic of Colombia, 7.625% due 02/15/07........    Ba2/BB+          55,825
   130,000    Republic of Columbia, 9.750% due 04/23/09........    Ba2/BB+         114,400
                                                                               -----------
                                                                                   170,225
                                                                               -----------

CROATIA (0.2%)
    38,182    Republic of Croatia, Series A, 7.063% due
                07/31/10(v)....................................   Baa3/BBB-         35,127
                                                                               -----------

ECUADOR (0.9%)
   480,000    Republic of Ecuador Par Bonds, 4.000% due
                02/28/25(v)....................................    Caa2/NR         161,400
                                                                               -----------

MEXICO (4.6%)
   200,000    United Mexican States Discount Bonds, Series D,
                6.903% due 12/31/19(v).........................     Ba1/BB         185,750
   255,000    United Mexican States Global Bonds, 11.500% due
                05/15/26.......................................     Ba1/BB         288,150
   500,000    United Mexican States Par Bonds, Series W-A,
                6.250% due 12/31/19............................     Ba1/BB         389,375
                                                                               -----------
                                                                                   863,275
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
MOROCCO (0.3%)
$   68,053    Kingdom of Morocco Restructuring & Consolidation
                Agreement, Series A, 6.844% due 01/01/09(v)....     Ba1/NR     $    61,247
                                                                               -----------

NIGERIA (0.8%)
   250,000    Central Bank of Nigeria, Series WW, 6.250% due
                11/15/20(v)....................................     NR/NR          144,062
                                                                               -----------

PAKISTAN (1.4%)
   378,000    Republic of Pakistan (144A) , 10.000% due
                12/13/05.......................................    Caa1/B-         257,040
                                                                               -----------

PANAMA (2.2%)
   175,000    Republic of Panama Global Bonds, 8.875% due
                09/30/27(s)....................................    Ba1/BB+         143,500
   240,000    Republic of Panama IRB, Series 18 Year, 4.250%
                due 07/17/14(v)................................    Ba1/BB+         184,500
   109,345    Republic of Panama PDI, Series 20 Year, 7.063%
                due 07/17/16(v)................................    Ba1/BB+          86,383
                                                                               -----------
                                                                                   414,383
                                                                               -----------

PERU (3.2%)
   400,000    Republic of Peru Discount Bonds, Series 30 Year,
                6.813% due 03/08/27(v)(s)......................     Ba3/BB         280,000
   295,000    Republic of Peru FLIRB, Series 20 Year, 3.750%
                due 03/07/17(v)................................     Ba3/BB         177,000
   215,000    Republic of Peru PDI, Series 20 Year, 4.500% due
                03/07/17.......................................     Ba3/BB         141,900
                                                                               -----------
                                                                                   598,900
                                                                               -----------

RUSSIA (12.1%)
    40,042    Russia IAN, Vnesheconombank, Series US, 6.906%
                due 12/15/15(v)................................     Ca/NR            7,333
 5,848,000    Russia Principal Loan, Vnesheconombank, Series 24
                Year, 6.906% due 12/15/20(v) TRIANGLE .........     NR/NR          913,750
   350,000    Russian Federation, 8.750% due 07/24/05..........    B3/CCC+         222,250
    90,000    Russian Federation, 9.250% due 11/27/01..........    B3/CCC+          71,662
   320,000    Russian Federation, 10.000% due 06/26/07.........    B3/CCC+         204,800
   400,000    Russian Federation, 11.000% due 07/24/18.........    B3/CCC+         258,000
   230,000    Russian Federation, 11.750% due 06/10/03.........    B3/CCC+         178,250
   350,000    Russian Federation, 12.750% due 06/24/28.........    B3/CCC+         253,313
   830,000    Russian IAN, Vnesheconombank, Series 19 Year,
                6.906% due 12/15/15(v).........................     Ca/NR          151,994
                                                                               -----------
                                                                                 2,261,352
                                                                               -----------

TURKEY (0.8%)
   100,000    Republic of Turkey Global Bonds, 11.875% due
                01/15/30.......................................      B1/B          102,250
    50,000    Republic of Turkey Global Bonds, 12.375% due
                06/15/09.......................................      B1/B           53,000
                                                                               -----------
                                                                                   155,250
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
VENEZUELA (4.3%)
$  190,475    Republic of Venezuela DCB, Series DL, 7.000% due
                12/18/07(s)....................................      B2/B      $   149,166
   178,570    Republic of Venezuela FLIRB, Series B, 6.875% due
                03/31/07(v)....................................      B2/B          140,624
   540,000    Republic of Venezuela Global Bonds, 9.250% due
                09/15/27(s)....................................      B2/B          340,200
   250,000    Republic of Venezuela Par, Series W-A, 6.750% due
                03/31/20(s)....................................      B2/B          166,250
                                                                               -----------
                                                                                   796,240
                                                                               -----------
                  TOTAL SOVEREIGN BONDS (COST $11,135,516).....                 12,443,522
                                                                               -----------

U.S. TREASURY OBLIGATIONS (1.0%)
U.S. TREASURY BONDS (1.0%)
   200,000    United States Treasury Bonds, 6.125% due 08/15/29
                (cost $200,063)................................                    190,374
                                                                               -----------

RIGHTS (0.0%)
MEXICO (0.0%)
 3,643,000    United Mexican States Value Recovery, Series Par,
                Expiring 06/30/03+.............................     NR/NR                0
                                                                               -----------

WARRANTS (0.0%)
ARGENTINA (0.0%)
       310    Republic of Argentina, Expiring 02/25/00+........     NR/NR              465
                                                                               -----------

NIGERIA (0.0%)
     1,500    Central Bank of Nigeria, Expiring 11/15/20+......     NR/NR                0
                                                                               -----------

VENEZUELA (0.0%)
     2,500    Republic of Venezuela, Expiring 04/15/20+........     NR/B+                0
                                                                               -----------
                  TOTAL WARRANTS (COST $8,552).................                        465
                                                                               -----------
SHORT-TERM INVESTMENTS (1.4%)
EURO DOLLAR TIME DEPOSITS (1.4%)
   258,000    State Street Bank Euro Dollar (cost $258,000)....                    258,000
                                                                               -----------
              TOTAL INVESTMENTS (COST $17,071,270) (98.0%)...................   18,305,411
              OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)...................      381,326
                                                                               -----------
              NET ASSETS (100.0%)............................................  $18,686,737
                                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

------------------------------
Note: Based on the cost of investments of $17,729,689 for Federal Income Tax Purposes at January 31, 2000, the aggregate gross unrealized appreciation and depreciation was $806,259 and $230,537, respectively, resulting in net unrealized depreciation of $575,722.

+ Non-income producing security.

(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers at initial margin for futures contracts. $2,483,381 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

TRIANGLE Defaulted security.

144A - Securities restricted for resale to Qualified Institutional Buyers.

C - Capitalization.

DCB - Debt Conversion Bonds.

FLIRB - Front Loaded Interest Reduction Bonds.

IAB - Interest in Arrears Bonds.

IAN - Interest in Arrears Notes.

IRB - Interest Reduction Bonds.

NMB - New Money Bonds.

PDI - Past Due Interest.

FRB - Floating Rate Bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $17,071,270)            $18,305,411
Cash                                                       704
Interest Receivable                                    382,996
Receivable for Investments Sold                        162,442
Deferred Organization Expenses                           6,796
Receivable for Expense Reimbursement                     1,618
Prepaid Trustees' Fees                                     334
Prepaid Expenses and Other Assets                           85
                                                   -----------
    Total Assets                                    18,860,386
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      101,971
Custody Fee Payable                                     15,770
Advisory Fee Payable                                    13,589
Variation Margin Payable                                 5,031
Organization Expenses Payable                            3,491
Administrative Services Fee Payable                        480
Fund Services Fee Payable                                    8
Accrued Expenses                                        33,309
                                                   -----------
    Total Liabilities                                  173,649
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $18,686,737
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $1,752,348
EXPENSES
Advisory Fee                                       $  100,303
Custodian Fees and Expenses                            37,537
Professional Fees and Expenses                         25,159
Administrative Services Fee                             3,601
Printing Expenses                                       3,320
Amortization of Organization Expense                    1,632
Fund Services Fee                                         250
Administration Fee                                        160
Trustees' Fees and Expenses                                82
Insurance Expense                                          29
Miscellaneous                                               7
                                                   ----------
    Total Expenses                                    172,080
Less: Reimbursement of Expenses                        (1,629)
                                                   ----------
NET EXPENSES                                                      170,451
                                                               ----------
NET INVESTMENT INCOME                                           1,581,897
NET REALIZED GAIN ON
Investment Transactions                             1,755,550
Futures Contracts                                     (23,896)
Foreign Currency Contracts and Transactions            15,281
                                                   ----------
    Net Realized Gain                                           1,746,935
NET CHANGE IN UNREALIZED APPRECIATION OF
Investment Transactions                             1,215,203
Futures Contracts                                      15,876
Foreign Currency Contracts and Translations               489
                                                   ----------
    Net Change in Unrealized Appreciation                       1,231,568
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $4,560,400
                                                               ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   JANUARY 31, 2000    PERIOD ENDED
                                                     (UNAUDITED)     JULY 31, 1999(A)
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     1,581,897   $     1,275,824
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions        1,746,935          (644,480)
Net Change in Unrealized Appreciation of
  Investments, Futures, and Foreign Currency
  Contracts and Translations                             1,231,568            18,215
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         4,560,400           649,559
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           20,730,229        19,855,226
Withdrawals                                            (32,868,266)      (13,588,663)
                                                   ---------------   ---------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (12,138,037)        6,266,563
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets             (7,577,637)        6,916,122
NET ASSETS
Beginning of Period                                     26,264,374        19,348,252
                                                   ---------------   ---------------
End of Period                                      $    18,686,737   $    26,264,374
                                                   ===============   ===============

--------------------------------------------------------------------------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                             FOR THE PERIOD
                                          FOR THE                                        FOR THE              MARCH 7, 1997
                                     SIX MONTHS ENDED            FOR THE               FISCAL YEAR          (COMMENCEMENT OF
                                     JANUARY 31, 2000          PERIOD ENDED               ENDED            OPERATIONS) THROUGH
                                        (UNAUDITED)          JULY 31, 1999(A)       DECEMBER 31, 1998       DECEMBER 31, 1997
                                     -----------------      ------------------      -----------------      -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                              1.19%(b)               1.25%(b)                1.07%                  0.91%(b)
  Net Investment Income                    11.04%(b)              12.19%(b)               10.16%                  9.57%(b)
  Expenses without Reimbursement            1.20%(b)               1.70%(b)                1.25%                  0.91%(b)
Portfolio Turnover                           210%(c)                555%(c)                 791%                   182%(c)

------------------------
(a) Fiscal year changed July 31. Prior to this, the fiscal year end was December 31. The numbers reflected are for the period January 1, 1999 through July 31, 1999.

(b) Annualized.

(c) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from December 31 to July 31, 1999.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payable s against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   g) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the

26
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THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and wholly-owned subsidiary of J.P. Morgan. Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.70 % of the portfolio's average daily net assets. For the six months ended December 31, 2000, such fees amounted to $100,303.

   b) The portfolio, on behalf of the fund, has retained Funds
      Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the fund. Under a Co-Administration Agreement between FDI and the portfolio on behalf of the fund, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of th e portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $160.

   c) The portfolio, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the portfolio and the J.P. Morgan/Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended
      January 31, 2000, the fee for these services amounted to $3,601.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund from the portfolio, at no more than 1.25% of the average daily net assets of the portfolio until further notification. For the six months ended
      January 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $1,629 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $250 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $17.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended January 31, 2000 were as follows:

                                                     COST OF     PROCEEDS
                                                    PURCHASES   FROM SALES
                                                   -----------  -----------
                                                   $53,569,796  $63,244,805

Open futures contracts at January 31, 2000 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT JANUARY 31, 2000

                                                                   NET UNREALIZED    CURRENT
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
U.S. Long Bond, expiring March 2000..............              7   $      16,364   $   645,531
                                                   -------------   -------------   -----------
Totals...........................................              7   $      16,364   $   645,531
                                                   =============   =============   ===========

At January 31, 2000, the portfolio had no open forward currency contracts.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.